The High
    Yield Income
    Fund, Inc.
-------------------------------------------------------------------
   Semiannual Report
   February 28, 2001

                                 Letter to
                                 Shareholders

                                                   April 16, 2001

Dear Shareholder:

Performance at a Glance
The U.S. high-yield bond market battled back from a sharp sell-off to provide a modest positive return for our six-month reporting period ended February 28, 2001. High-yield bonds, commonly known as junk bonds, faced many obstacles during that time. Most notable among these was the growing number of companies that defaulted or failed to make interest and principal payments on their junk bonds. We maintained a conservative approach by increasing the High Yield Income Fund's holdings of higher-quality junk bonds and bonds of companies in defensive sectors such as the utility and energy industries. This strategy helped the Fund provide a semiannual return that significantly outperformed its benchmark, the Lipper Closed-End High Current Yield
Average.

FUND'S PERFORMANCE
As of 2/28/01

                      Total Return   Total Return     NAV     Market Price
                        6 months       12 months     2/28/01     2/28/01
High Yield
 Income Fund1           2.82%           3.58%         $5.90      $6.12
Lipper Closed-End
 High Current Yield
 Avg.2                 -3.83           -6.36           N/A        N/A
Lipper Open-End
 High Current Yield
 Avg.3                 -1.41           -2.39           N/A        N/A

1Source:  Prudential Investments Fund Management LLC.
Total return of the Fund represents the change in net asset value from the beginning of the period (9/01/00) through the end (2/28/01), and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the NYSE using the symbol HYI. Past performance is no guarantee of future results.

2Source: Lipper Inc. These are the average returns of 25 funds in the Closed-End High Current Yield Average category for six months.

3Source: Lipper Inc. These are the average returns of 390 funds in the Open-End High Current Yield Average category.

              YIELD AND DIVIDEND
             12 months ended 2/28/01

Total Monthly Dividends
    Paid Per Share           Yield at Market Price
      12 months
        $0.60                         9.80%

The Fund's primary investment objective is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated BBB or lower by independent rating agencies. Bonds rated less than BBB are below investment grade and are commonly known as junk bonds. Below-investment-grade bonds are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The
Fund is well diversified, and we carefully research companies to find those with attractive yields and improving credit quality.

Market Background

A Bearish Beginning, a Bullish Ending
Conditions in the U.S. high-yield bond market improved over the course of our six-month reporting period. In the first half of the period, fear that sluggish U.S.
economic growth could worsen corporate credit problems led many investors to shift money out of junk bonds into safer securities such as U.S. Treasuries. In the second half, the Federal Reserve (the Fed) reduced short-term interest rates, hoping that lower borrowing costs for consumers and businesses would revitalize the nearly stalled economy. Anticipation of these rate cuts led investors to accept lower yields and pay higher prices for bonds, including junk bonds.

The economy needed a helping hand from the Fed because higher energy costs, a weak stock market, and previous
Fed rate hikes had sapped much of the economy's strength.
In this anemic economic environment, it is not surprising that an increasing number of companies defaulted on their junk bonds. Many of these risky bonds had been issued in the late 1990s, an era of easy credit during which far too many lower-quality firms were allowed to borrow money in the junk bond market.

Fed Rate Cuts Lifted High-Yield Bonds
With the default rate climbing, the average junk bond came to yield nearly 10 percentage points more than comparable Treasuries, according to the JPMorgan Global
High-Yield Index. This difference between their yields, also known as the spread, was extremely wide by historical standards, indicating that junk bonds were very cheap relative to Treasuries.

Some investors were looking for a reason to buy high-yield bonds at such bargain basement prices. The Fed provided that reason in January 2001 when it lowered the federal funds rate (the rate U.S. banks charge each other for overnight loans) by a total of one percentage point to 5.50%. The central bank also cut the discount rate that member banks pay to borrow from the Federal Reserve
System by the same amount to 5.00%.
In the wake of these rate cuts, junk bond prices, which began to edge higher in December 2000, surged in January 2001. For the six months ended February 28, 2001, the Lehman Brothers
U.S. Corporate High Yield Index returned 2.31%. A closer look at the Index reveals that the BB ratings category--
Standard & Poor's (S&P) highest ratings category in the junk bond market--posted much stronger gains for the period than most lower-rated bonds. A flight-to-quality trend within the high-yield market fueled the superior performance of these bonds.

Our Strategy

Focus on Higher-Quality Junk Bonds
We increased bonds in the Ba ratings category to 26.00%
of the Fund's total investments as of February 28, 2001 from 23.00% as of August 31, 2000. (The Ba ratings category is Moody's Investors Services' highest in the junk bond market and is equivalent to S&P's BB ratings category.) In contrast, we trimmed the Fund's holdings of bonds in the single-B ratings category as low as 56.90% during the six months from 61.00% at the beginning of our reporting period. We also kept the Fund's exposure to lower-quality junk bonds (those rated Caa and below and nonrated bonds) at less than 5.00% of the Fund's total investments throughout the six months. Emphasizing higher-quality junk bonds and having a slight exposure to lower-quality junk bonds were a key reason that the Fund outperformed its benchmark Lipper Average.

Favoring Defensive Industries
As for allocation among industry sectors, we added to the Fund's position in energy/utility bonds, which climbed to 9.80% of its total investments as of February 28, 2001 from 5.30% six months earlier. Both industries are considered defensive as demand will remain relatively consistent regardless of changes in economic conditions.
We also maintained a considerable exposure to bonds of companies in the cable television industry, which usually does not show significant earnings fluctuations even during tough economic times. Meanwhile, we cut the Fund's exposure to the bonds of companies in cyclical industries, such as automotive and chemicals, which often suffer when the economy loses steam.

As for the telecommunications industry, many firms have borrowed heavily to build new systems in recent years. However, investors grew increasingly selective about lending money to telecom companies during 2000, which left some firms strapped for cash. As a result, telecom bonds performed poorly. The Fund had little exposure to the bonds of lower-quality telecom companies. Instead, we emphasized the bonds of relatively higher-quality firms that are more easily traded.

Looking Ahead
Shortly after our reporting period ended, the Fed reduced
the federal funds rate to 5.00% and the discount rate to
4.50%.   Because it takes many months for rate cuts to
work their way through the economy, and because of the lingering decline in stocks, we expect sluggish economic growth to continue for some time.

Under these economic conditions, junk bond defaults could increase. (The Moody's Trailing-Twelve-Months Default
Rate of issuers stood at 6.67% in February 2001.)
However, we believe most of the pessimistic news appears to be already priced into the high-yield bond market as the spread between junk bonds and comparable Treasuries remains wide, by historical standards. For our part, we are looking for opportunities to purchase the attractively priced bonds of solid companies in the Ba and single-B ratings categories.

Sincerely,

David R. Odenath, Jr.
President
The High Yield Income Fund, Inc.

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--123.1%
CORPORATE BONDS--119.0%
------------------------------------------------------------------------------------------------------------------------------
Aerospace--1.2%
BE Aerospace, Inc., Sr. Sub. Notes                             B2             9.50%       11/1/08   $     150(a)      $   154,500
K & F Industries, Inc., Sr. Sub. Notes, Ser. B                 B3             9.25       10/15/07         300(a)          309,000
Sequa Corp., Sr. Notes                                         Ba2            9.00         8/1/09         250             252,500
Stellex Industries, Inc., Sr. Sub. Notes                       Ca             9.50        11/1/07         500(a)(b)       100,000
                                                                                                                      -----------
                                                                                                                          816,000
------------------------------------------------------------------------------------------------------------------------------
Airlines--3.0%
Continental Airlines, Inc., Sr. Notes                          Ba2            8.00       12/15/05         150(a)          143,016
Delta Airlines, Inc.                                           Baa3           8.30       12/15/29       1,500           1,321,545
Northwest Airlines, Inc., Notes                                Ba2            7.625       3/15/05          25              24,408
United Airlines, Inc.,
   Deb.                                                        Baa3          10.67         5/1/04         125             131,226
   Deb.                                                        Baa3           9.75        8/15/21          25              23,941
US Airways, Inc.,
   Pass-Through Cert., Ser. 89 A2                              A3             9.82         1/1/13          95(a)           82,492
   Sr. Notes                                                   Ba3           10.375        3/1/13         300             298,500
                                                                                                                      -----------
                                                                                                                        2,025,128
------------------------------------------------------------------------------------------------------------------------------
Automotive--0.8%
Collins & Aikman Products Co., Sr. Sub. Notes                  B2            11.50         4/15/6          70(a)           56,700
Lear Corp., Sub. Notes                                         Ba3            8.25         2/1/02         263             263,139
MSX International, Inc., Sr. Sub. Notes                        B3            11.375       1/15/08         105(a)           92,400
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B              Caa1          10.25       12/15/07          65(a)           53,300
Venture Holdings, Sr. Notes, Ser. B                            B2             9.50         7/1/05         205             106,600
                                                                                                                      -----------
                                                                                                                          572,139
------------------------------------------------------------------------------------------------------------------------------
Beverages--1.0%
Cott Corp., Sr. Notes                                          B1             8.50         5/1/07         700(a)          684,250
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components--0.6%
Actuant Corp., Sr. Sub. Notes                                  B3            13.00         5/1/09         300             300,000
Ainsworth Lumber Ltd., Sr. Notes                               B2            12.50        7/15/07          65(a)           58,013
Blount, Inc., Sr. Notes                                        B2             7.00        6/15/05          60              45,900
                                                                                                                      -----------
                                                                                                                          403,913

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Cable--10.1%
Adelphia Communications Corp.,
   Sr. Notes, Ser. B                                           B2            10.50%       7/15/04   $     500(a)      $   515,000
   Sr. Notes                                                   B2            10.875       10/1/10         100(a)          105,500
Callahan Nordrhein-Westfalen,
   Sr. Disc. Notes, Zero Coupon (until 7/15/05)                B3           Zero          7/15/10         500(a)          240,000
   Sr. Notes                                                   B3            14.00        7/15/10         400(a)          408,000
Century Communications Corp., Sr. Disc. Notes                  B2           Zero          3/15/03         250(a)          200,000
Charter Communications Holdings LLC,
   Sr. Notes                                                   B2            10.25        1/15/10         500(a)          520,000
   Sr. Notes                                                   B2            11.125       1/15/11         470             500,550
Classic Cable, Inc., Sr. Sub. Notes, Zero Coupon (until
   8/1/03)                                                     B3           Zero           8/1/09         105(a)           58,800
Coaxial Commerce Central Ohio, Inc., Sr. Notes                 B3            10.00        8/15/06         250(a)          250,000
Comcast UK Cable Corp., Sr. Disc. Deb. (UK)                    B2            11.20       11/15/07         225(a)(d)       216,000
CSC Holdings, Inc., Sr. Sub. Deb.                              Ba3           10.50        5/15/16         530(a)          601,550
Diamond Cable Co.,
   Sr. Disc. Notes (UK)                                        B2            11.75       12/15/05         625(a)(d)       615,625
   Sr. Disc. Notes, Zero Coupon (until 2/15/02) (UK)           B2            Zero         2/15/07         500(a)(d)       382,500
International Cabletel, Inc., Sr. Disc. Notes                  B3            12.75        4/15/05         250(a)          253,750
Mediacom LLC, Sr. Notes                                        B2             7.875       2/15/11         250(a)          226,250
Telewest Communications PLC,
   Sr. Disc. Deb. (UK)                                         B1            11.00        10/1/07         300(a)(d)       298,500
   Sr. Disc. Notes, Zero Coupon (until 2/1/05) (UK)            B1           Zero           2/1/10         285(d)          168,150
United Int'l Holdings, Inc., Sr. Sec'd. Disc. Notes,
   Zero Coupon (until 2/15/03)                                 B3           Zero          2/15/08         500(a)          250,000
United Pan Europe,
   Sr. Disc. Notes, Zero Coupon (until 8/1/02) (NL)            B2           Zero           8/1/09         630(a)(d)       500,850
   Sr. Disc. Notes, Zero Coupon (until 8/1/04) (NL)            B2           Zero           8/1/09       1,000(a)(d)       420,000
                                                                                                                      -----------
                                                                                                                        6,731,025
------------------------------------------------------------------------------------------------------------------------------
Chemicals--2.1%
Huntsman ICI Chemicals LLC, Sr. Sub. Notes                     B2            10.125        7/1/09         225             234,000
Huntsman Polymers Corp., Sr. Notes                             B1            11.75        12/1/04         250             198,750
Lyondell Chemical Co.,
   Sr. Sec'd. Notes, Ser. A                                    Ba3            9.625        5/1/07          25              25,750
   Sr. Sec'd. Notes, Ser. B                                    Ba3            9.875        5/1/07         225(a)          231,750
   Sr. Sub. Notes                                              B2            10.875        5/1/09         250(a)          256,250
NL Industries, Inc., Sr. Sec'd. Notes                          B1            11.75       10/15/03         151(a)          152,888
Polymer Group, Inc., Sr. Sub. Notes, Ser. B                    B3             9.00         7/1/07          65              50,050

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Chemicals (cont'd.)
Sterling Chemical Holdings, Inc.,
   Sr. Sec'd. Notes                                            B3           12.375%       7/15/06   $     185(a)      $   183,150
   Sr. Sub. Notes                                              Caa3         11.75         8/15/06          20(a)           11,800
Texas Petrochemicals Corp., Sr. Sub. Notes                     B3           11.125         7/1/06          45              35,100
                                                                                                                      -----------
                                                                                                                        1,379,488
------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.3%
Globix Corp., Sr. Notes                                        N/A          12.50          2/1/10         500(a)          190,000
------------------------------------------------------------------------------------------------------------------------------
Consumer Products--4.1%
Coinstar, Inc., Sr. Disc. Notes                                NR            13.00        10/1/06         250(a)          250,000
French Fragrances, Inc.,
   Sr. Notes, Ser. B                                           B2            10.375       5/15/07         270(a)          267,300
   Sr. Notes, Ser. B                                           B2            10.375       5/15/07         150(a)          148,500
   Sr. Sec'd. Notes                                            B1            11.75         2/1/11         500             530,000
Mail Well Corp., Sr. Sub. Notes                                B1             8.75       12/15/08         750(a)          641,250
Packaged Ice, Inc., Sr. Notes                                  B3             9.75         2/1/05         400(a)          344,000
Veritas DGC, Inc., Sr. Notes, Ser. C                           Ba3            9.75       10/15/03         500(a)          510,000
Windmere Durable Holdings, Inc., Sr. Notes                     B3            10.00        7/31/08          55(a)           50,325
                                                                                                                      -----------
                                                                                                                        2,741,375
------------------------------------------------------------------------------------------------------------------------------
Containers--2.7%
Owens-Illinois, Inc.,
   Sr. Notes                                                   B1             7.85        5/15/04         335(a)          291,450
   Sr. Deb.                                                    B1             7.50        5/15/10          45(a)           34,200
Stone Container Corp., Sr. Notes                               B2             9.25         2/1/08         300             306,750
Stone Container Corp., Sr. Sub. Deb.                           B2            11.50        8/15/06       1,000           1,035,000
US Can Corp., Sr. Sub. Notes                                   B3            12.375       10/1/10          90              95,400
                                                                                                                      -----------
                                                                                                                        1,762,800
------------------------------------------------------------------------------------------------------------------------------
Education--0.7%
Kindercare Learning Center, Inc., Sr. Sub. Notes               B3             9.50        2/15/09         500(a)          480,000
------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.3%
Reliant Energy, Inc., Ser. C, Pass-Through Cert.               Baa3           9.681        7/2/26         200             199,200
------------------------------------------------------------------------------------------------------------------------------
Electronic Components--0.9%
Amkor Technology, Inc., Sr. Notes                              Ba3            9.25        2/15/08         140             137,550
Fairchild Semiconductor Corp., Sr. Sub. Notes                  B2            10.50         2/1/09         320             320,000
Seagate Technology Int'l., Sr. Sub. Notes                      B1            12.50       11/15/07         125             127,500
                                                                                                                      -----------
                                                                                                                          585,050

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Energy--12.1%
AES Corp.,
   Sr. Notes                                                   Ba1            8.75%      12/15/02   $   1,350         $ 1,363,500
   Sr. Notes                                                   Ba3            9.50         6/1/09         500             525,625
   Sr. Sub. Notes                                              Ba2           10.25        7/15/06         500(a)          517,500
AES Drax Energy Ltd., Sr. Sec'd. Notes                         Ba2           11.50        8/30/10         225             245,813
AES Drax Holdings Ltd., Sr. Sec'd. Bonds                       Baa3          10.41       12/31/20         490             535,325
Calpine Corp., Sr. Notes                                       Ba1           10.50        5/15/06         500             525,710
CMS Energy Corp.,
   Sr. Notes                                                   Ba3            8.375        7/1/03         750(a)          753,675
   Sr. Notes                                                   Ba3            9.875      10/15/07       1,150           1,227,625
EOTT Energy Partners LP, Sr. Notes                             Ba2           11.00        10/1/09         395             425,613
Midland Funding Corp.,
   Sec. Lease Oblig. Bond, Ser. A                              Ba3           11.75        7/23/05         130             145,022
   Sr. Notes                                                   Ba3           13.25        7/23/06         305             359,442
Orion Power Holdings, Inc., Sr. Notes                          Ba3           12.00         5/1/10       1,300           1,430,000
                                                                                                                      -----------
                                                                                                                        8,054,850
------------------------------------------------------------------------------------------------------------------------------
Environmental Services--3.7%
Allied Waste North America, Inc.,
   Sr. Notes                                                   Ba3            7.625        1/1/06         500(a)          480,000
   Sr. Notes                                                   Ba3            7.875        1/1/09         225(a)          216,000
   Sr. Sub. Notes                                              B2            10.00         8/1/09         650(a)          666,250
Browning Ferris Industries, Inc.                               Ba3            7.40        9/15/35         500(a)          392,500
Waste Management, Inc.                                         Ba1            8.75         5/1/18         400(a)          406,764
WMX Technologies, Inc.                                         Ba1            6.375       12/1/03         300(a)          297,477
                                                                                                                      -----------
                                                                                                                        2,458,991
------------------------------------------------------------------------------------------------------------------------------
Financial Services--4.5%
Americredit Corp., Sr. Notes, Ser. B                           Ba1            9.875       4/15/06         450(a)          452,250
CB Richards Ellis Services, Inc., Sr. Sub. Notes               B1             8.875        6/1/06         400(a)          390,000
Chevy Chase Savings Bank, Sub. Deb.                            B1             9.25        12/1/05         250(a)          248,750
Comdisco, Inc.,
   Notes                                                       Baa2           6.00        1/30/02         250             228,750
   Sr. Notes                                                   Baa2           9.50        8/15/03         450             396,000
Delta Financial Corp., Sr. Notes                               Caa2           9.50         8/1/04         160              72,000
Golden State Escrow Corp., Sr. Notes                           Ba1            7.125        8/1/05         281             274,228
Green Tree Financial Corp.                                     Ba1            6.50        9/26/02         500             422,140
Metris Companies, Inc., Sr. Notes                              Ba3           10.125       7/15/06         150(a)          141,000
Sovereign Bancorp, Inc.,
   Sr. Notes                                                   Ba3           10.25        5/15/04          85              89,002
   Sr. Notes                                                   Ba3           10.50       11/15/06         165(a)          174,075
Western Financial Bank, F.S.B., Sr. Sub. Deb.                  B2             8.875        8/1/07         125             117,500
                                                                                                                      -----------
                                                                                                                        3,005,695

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Foods--2.6%
Agrilink Foods, Inc., Sr. Sub. Notes                           B3           11.875%       11/1/08   $     500(a)      $   415,000
Pilgrim's Pride Corp., Sr. Sub. Notes                          B1           10.875         8/1/03       1,000(a)          985,000
PSF Finance, LP, Sr. Sec'd. Notes, Payment in Kind             NR           11.00         9/17/03         361(a)          364,488
                                                                                                                      -----------
                                                                                                                        1,764,488
------------------------------------------------------------------------------------------------------------------------------
Gaming--4.6%
Aztar Corp., Sr. Sub. Notes                                    B2            8.875        5/15/07         150             147,562
Circus Circus Enterprises, Inc.,
   Sr. Notes                                                   Ba3           7.625        7/15/13         200(a)          168,000
   Notes                                                       Ba2           6.70        11/15/96         130(a)          126,390
Coast Hotels & Casinos, Inc., Sr. Sub. Notes                   B3            9.50          4/1/09          70(a)           70,350
Harveys Casino Resorts, Sr. Sub. Notes                         B2           10.625         6/1/06         170             180,200
Hollywood Casino Corp., Sr. Sec'd. Notes                       B3           11.25          5/1/07         150             160,500
Hollywood Park, Inc., Sr. Sub. Notes, Ser. B                   B2            9.25         2/15/07         500(a)          495,000
Mandalay Resort Group, Sr. Notes                               Ba2           9.50          8/1/08       1,000           1,045,000
Park Place Entertainment Corp., Sr. Sub. Notes                 Ba2           9.375        2/15/07         150             156,750
Station Casinos, Inc., Sr. Sub. Notes                          B1            9.875         7/1/10         220             229,900
Trump Atlantic City Assocs., First Mtge. Notes                 B3           11.25          5/1/06          65(a)           43,550
Venetian Casino Resort LLC, First Mtge. Notes                  Caa1         12.25        11/15/04         245             258,475
                                                                                                                      -----------
                                                                                                                        3,081,677
------------------------------------------------------------------------------------------------------------------------------
Gas Pipelines--0.5%
Leviathan Gas Pipeline Corp., Sr. Sub. Notes                   Ba2           10.375        6/1/09         300(a)          321,000
------------------------------------------------------------------------------------------------------------------------------
Health Care--5.7%
Abbey Healthcare Group, Inc., Sr. Sub. Notes                   B2             9.50        11/1/02         470(a)          470,000
Bio-Rad Labs, Inc., Sr. Sub. Notes                             B2            11.625       2/15/07         145             155,875
Concentra Operating Corp., Sr. Sub. Notes, Ser. B              B3            13.00        8/15/09       1,000(a)        1,030,000
Fresenius Medical Care, Inc.                                   NR             9.00        12/1/06         500(a)          510,000
HCA - The Healthcare Company,
   Deb.                                                        Ba2            8.36        4/15/24         100              95,500
   Notes                                                       Ba2            7.69        6/15/25         350(a)          316,750
   Notes                                                       Ba2            7.05        12/1/27         205(a)          173,225
   Notes                                                       Ba2            6.63        7/15/45         125(a)          123,402
   Notes                                                       Ba2            7.50       11/15/95         575(a)          483,000
Lifepoint Hospitals Holdings, Inc., Sr. Sub. Notes             B3            10.75         5/15/9         150             165,000
Triad Hospitals Holdings, Inc., Sr. Sub. Notes                 B3            11.00        5/15/09         260(a)          279,175
                                                                                                                      -----------
                                                                                                                        3,801,927

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Industrials--2.4%
Eagle Picher Industries, Inc., Sr. Sub. Notes                  B3            9.375%        3/1/08   $     350(a)      $   234,500
Gentek, Inc., Sr. Sub. Notes                                   B2           11.00          8/1/09         300(a)          306,000
International Wire Group, Inc., Sr. Sub. Notes                 B3           11.75          6/1/05         500(a)          500,000
Motors & Gears, Inc.                                           B3           10.75        11/15/06         500(a)          481,250
Thermadyne Mfg. LLC, Sr. Sub. Notes                            Caa2          9.875         6/1/08         220(a)           88,000
                                                                                                                      -----------
                                                                                                                        1,609,750
------------------------------------------------------------------------------------------------------------------------------
Insurance--4.1%
Conseco, Inc.,
   Sr. Notes                                                   B1            7.60         6/21/01         500             495,000
   Sr. Notes                                                   B1            8.50        10/15/02         550             517,000
   Sr. Notes                                                   B1            8.75          2/9/04       2,050           1,732,250
                                                                                                                      -----------
                                                                                                                        2,744,250
------------------------------------------------------------------------------------------------------------------------------
Leisure--1.5%
Bally's Health & Tennis Corp., Sr. Sub. Notes, Ser. C          B3             9.875      10/15/07         330(a)          325,050
Premier PKS, Inc., Sr. Notes                                   B3             9.75        6/15/07         140(a)          144,025
Six Flags Entertainment Corp., Sr. Notes                       B2             8.875        4/1/06         250(a)          253,125
YankeeNets LLC, Sr. Notes                                      B1            12.75         3/1/07         250             251,250
                                                                                                                      -----------
                                                                                                                          973,450
------------------------------------------------------------------------------------------------------------------------------
Lodging--2.0%
Felcor Lodging LP, Sr. Notes                                   Ba2            9.50        9/15/08         185             190,766
HMH Properties, Inc., Sr. Notes, Ser. B                        Ba2            7.875        8/1/08         310(a)          303,025
Host Marriott LP, Sr. Notes, Ser. F                            Ba2            9.25        10/1/07         500             516,250
ITT Corp.                                                      Ba1            7.375      11/15/15         150             135,927
La Quinta Inns, Inc., Sr. Notes                                B1             7.25        3/15/04         200             172,000
                                                                                                                      -----------
                                                                                                                        1,317,968
------------------------------------------------------------------------------------------------------------------------------
Media--6.2%
Ackerley Group, Inc., Sr. Sub. Notes, Ser. B                   B2             9.00        1/15/09         250(a)          237,500
Alliance Atlantis Commerce, Inc., Sr. Sub. Notes               B2            13.00       12/15/09         645(a)          685,313
American Lawyer Media Holdings, Inc., Sr. Disc. Notes,
   Zero Coupon (until 12/15/02)                                B3           Zero         12/15/08         300(a)          201,000
Fox Family Worldwide, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 11/1/02)                B1           Zero          11/1/07       1,600           1,404,000
   Sr. Notes                                                   B1             9.25        11/1/07          55              56,100
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)                                                     B3           Zero           3/1/08         845(a)          642,200
Paxson Communications Corp., Sr. Sub. Notes                    B3            11.625       10/1/02         300             305,250
Susquehanna Media Co., Sr. Sub. Notes                          B1             8.50        5/15/09         500             505,000

-------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Media (cont'd.)
XM Satellite Radio, Inc., Sr. Sec'd. Notes                     Caa1          14.00%       3/15/10   $     150         $   103,500
                                                                                                                      -----------
                                                                                                                        4,139,863
------------------------------------------------------------------------------------------------------------------------------
Metals--1.4%
AK Steel Corp., Sr. Notes                                      Ba2            9.125      12/15/06          40              39,200
Great Lakes Carbon Corp., Sr. Sub. Notes                       B3            10.25        5/15/08         215(a)          111,800
Kaiser Aluminum & Chemical Corp.,
   Sr. Notes                                                   B2             9.875       2/15/02          65              63,700
   Sr. Sub. Notes                                              B3            12.75         2/1/03          70(a)           60,900
   Sr. Notes, Ser. B                                           B2            10.875      10/15/06         150             142,500
RMI USA LLC, Sr. Notes (CA)                                    B1            10.00         6/1/09         100(d)           94,000
Russel Metals, Inc., Sr. Notes (CA)                            B1            10.00         6/1/09         150(d)          141,000
Sheffield Steel Corp., First Mtge. Notes, Ser. B               Caa2          11.50        12/1/05         140              53,200
USEC, Inc., Sr. Notes                                          Ba1            6.75        1/20/09         100(a)           85,076
WHX Corp., Sr. Notes                                           Caa1          10.50        4/15/05         250             150,000
                                                                                                                      -----------
                                                                                                                          941,376
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous--0.8%
Iron Mountain, Inc., Sr. Sub. Notes                            B2             8.25         7/1/11         500(a)          487,500
IT Group, Inc., Sr. Sub. Notes, Ser. B                         B3            11.25         4/1/09          25              21,250
Sun World International, Inc., First Mtge. Notes, Ser.
   B                                                           B2            11.25        4/15/04          30(a)           27,600
                                                                                                                      -----------
                                                                                                                          536,350
------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration/Production--3.4%
Canadian Forest Oil Ltd., Sr. Sub. Notes (CA)                  B2             8.75         9/15/7         185(d)          185,694
Comstock Resources Inc., Sr. Notes                             B2            11.25         5/1/07         120             127,200
Houston Exploring Co., Sr. Sub. Notes                          B2             8.625        1/1/08          85(a)           83,300
Parker Drilling Co., Sr. Notes, Ser. D                         B1             9.75       11/15/06         315(a)          324,450
R & B Falcon Corp., Sr. Notes                                  Baa3          12.25        3/15/06         275             347,532
RBF Finance Co., Sr. Sec'd. Notes                              Baa3          11.375       3/15/09         600(a)          721,560
Swift Energy Co., Sr. Sub. Notes                               B2            10.25         8/1/09         235             249,100
Tesoro Petroleum Corp., Sr. Sub. Notes, Ser. B                 B1             9.00         7/1/08         250(a)          253,750
                                                                                                                      -----------
                                                                                                                        2,292,586
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging--2.2%
Consumers International, Inc., Sr. Sec'd. Notes (CA)           B3            10.25         4/1/05         200(a)(b)(d)     54,000
Doman Industries Ltd.,
   Sr. Notes (CA)                                              B1             8.75        3/15/04         140(d)           81,200
   Sr. Notes, Ser. B (CA)                                      Caa1           9.25       11/15/07         130(a)(d)        64,350
   Sr. Sec'd. Notes (CA)                                       B3            12.00         7/1/04         250(d)          252,500
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Zero Coupon (until 1/15/03)                Caa2          Zero         1/15/09         100              40,000
   Sr. Sub. Notes                                              B3             8.75        1/15/08         100(a)           72,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging (cont'd.)
Norampac, Inc., Sr. Notes                                      B1             9.50%        2/1/08   $      50         $    51,500
Radnor Holdings Corp., Sr. Notes, Ser. B                       B2            10.00        12/1/03         500(a)          425,625
Repap New Brunswick, Inc., Sr. Sec'd. Notes                    B3            11.50         6/1/04         385             429,275
                                                                                                                      -----------
                                                                                                                        1,470,450
------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals--0.4%
ICN Pharmaceuticals, Inc., Sr. Notes                           Ba3            8.75       11/15/08         260(a)          263,900
------------------------------------------------------------------------------------------------------------------------------
Printing--0.7%
American Color Graphics, Inc., Sr. Sub. Notes                  Caa1          12.75         8/1/05         500(a)          480,000
------------------------------------------------------------------------------------------------------------------------------
Real Estate--0.4%
Intrawest Corp., Sr. Notes                                     B1            10.50         2/1/10         250(a)          260,000
------------------------------------------------------------------------------------------------------------------------------
Restaurants--0.5%
Carrols Corp., Sr. Sub. Notes                                  B2             9.50        12/1/08         250             211,250
Sbarro, Inc., Sr. Notes                                        Ba3           11.00        9/15/09         100             105,000
                                                                                                                      -----------
                                                                                                                          316,250
------------------------------------------------------------------------------------------------------------------------------
Retail--0.7%
Big 5 Corp., Sr. Notes, Ser. B                                 B2            10.875      11/15/07         200(a)          182,000
Dillards, Inc.,
   Notes                                                       Baa1           6.125       11/1/03         100              93,954
   Notes                                                       Baa3           6.43         8/1/04         235             218,339
                                                                                                                      -----------
                                                                                                                          494,293
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--1.8%
Great Atlantic & Pacific Tea, Inc., Notes                      B2             7.75        4/15/07         500             375,000
Marsh Supermarkets, Inc., Sr. Sub. Notes                       B2             8.875        8/1/07         500(a)          480,000
Pantry, Inc., Sr. Sub. Notes                                   B3            10.25       10/15/07         325(a)          313,625
                                                                                                                      -----------
                                                                                                                        1,168,625
------------------------------------------------------------------------------------------------------------------------------
Technology--1.4%
Details Capital Corp., Sr. Disc. Notes, Zero Coupon
   (until 11/15/02)                                            Caa1         Zero         11/15/07          40(a)           34,400
Flextronics International Ltd., Sr. Sub. Notes                 Ba3            9.875        7/1/10         190             198,550

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Technology (cont'd.)
Interact Operating Co., Sr. Notes, Payment in Kind             NR            14.00%        8/1/03   $     674(a)      $    64,009
Intersil Corp., Sr. Notes                                      B1            13.25        8/15/09         112             142,800
SCG Holdings Corp., Ser. B                                     B2            12.00         8/1/09          65              57,850
Unisys Corp., Sr. Notes                                        Ba1           11.75       10/15/04         300             317,250
Viasystems, Inc., Sr. Sub. Notes                               B3             9.75         6/1/07         170(a)          134,300
                                                                                                                      -----------
                                                                                                                          949,159
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--27.1%
Allegiance Telecommunications, Inc., Sr. Notes                 B3            12.875       5/15/08         750(a)          785,625
Clearnet Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 5/1/04) (CA)                                         B3           Zero           5/1/09          60(d)           50,400
Dobson Communications Corp., Sr. Notes                         B3            10.875        7/1/10          60              63,600
Echostar Broadband Corp., Sr. Notes                            B3            10.375       10/1/07       1,000           1,010,000
Exodus Communications, Inc.,
   Sr. Notes                                                   B3            10.75       12/15/09         195             178,425
   Sr. Notes                                                   B3            11.625       7/15/10         580             555,350
Fairpoint Communications, Sr. Sub. Notes                       B3            12.50         5/1/10         245             240,100
Global Crossing Holdings Ltd., Sr. Notes                       Ba2            9.50       11/15/09       1,180(a)        1,168,200
GST Telecommunications, Inc.,
   Sr. Disc. Conv. Notes                                       NR            13.875      12/15/05         110(b)           35,200
   Sr. Sub. Notes, Zero Coupon (until 11/15/02)                NR           Zero         11/15/07         100(a)(b)         5,000
Impsat Corp.,
   Sr. Notes                                                   B2            12.125       7/15/03         245             186,200
   Sr. Notes                                                   B3            12.375       6/15/08         250             145,000
Insight Midwest LP, Sr. Notes                                  B1            10.50        11/1/10         300             319,500
Intermedia Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)                B2           Zero          5/15/06         500(a)          500,000
   Sr. Disc. Notes, Zero Coupon (until 7/15/02)                B2           Zero          7/15/07         255(a)          220,575
Level 3 Communications, Inc.,
   Sr. Notes                                                   B3            11.00        3/15/08         215             195,112
   Sr. Disc. Notes, Zero Coupon (until 12/1/03)                B3           Zero          12/1/08         280             162,400
   Sr. Disc. Notes, Zero Coupon (until 3/15/05)                B3           Zero          3/15/10       2,000           1,040,000
McLeod USA, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 3/1/02)                 B1           Zero           3/1/07         250(a)          218,750
   Sr. Notes                                                   B1             9.25        7/15/07         400(a)          376,000
   Sr. Notes                                                   B1            11.375        1/1/09         255             263,606
Microcell Telecommunications, Sr. Disc. Notes,
   Zero Coupon (until 6/1/04)                                  B3           Zero           6/1/09         500(a)          345,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                                                                    Principal
                                                              Moody's      Interest     Maturity      Amount             Value
Description                                                   Rating         Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)
Millicom International Cellular, Inc., Sr. Disc. Notes,
   Zero Coupon (until 12/1/01)                                 B3            Zero          6/1/06   $     255(a)      $   227,588
Motorola, Inc.,
   Notes                                                       A2            6.45          2/1/03       1,000             980,100
   Notes                                                       A2            6.75          2/1/06       1,000             949,130
Netia Holdings BV, Sr. Disc. Notes, Zero Coupon
   (until 11/1/01) (Poland)                                    B2            Zero         11/1/07         500(d)          370,000
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 9/15/02)                B1           Zero          9/15/07         660             544,500
   Sr. Notes                                                   B1             9.375      11/15/09       1,650(a)        1,542,750
Nextlink Communications, Inc.,
   Sr. Notes                                                   B2             9.625       10/1/07         400(a)          336,000
   Sr. Notes                                                   B2            10.75         6/1/09         470(a)          408,900
   Sr. Disc. Notes, Zero Coupon (until 12/1/04)                B2           Zero          12/1/09         345             169,050
   Sr. Notes                                                   B2            10.50       12/01/09          50              42,000
NTL Communications Corp. Sr. Notes, Ser. B,
   Zero Coupon (until 10/1/03)                                 B2           Zero          10/1/08       1,500(a)          971,250
Pagemart Nationwide, Inc., Sr. Disc. Notes                     B3            15.00         2/1/05     225,000(a)           90,000
Price Communications Wireless, Sr. Sub. Notes                  B2            11.75        7/15/07         250             275,000
Primus Telecommunications, Inc., Sr. Notes                     B3            12.75       10/15/09         205(a)           71,750
Spectrasite Holdings, Inc., Sr. Disc. Notes,
   Zero Coupon (until 3/15/05)                                 B3           Zero          3/15/10         155              90,675
Time Warner Telecommunications, Inc., Sr. Notes                B2            10.125        2/1/11         100             102,500
Tritel PCS, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 5/15/04)                B3           Zero          5/15/09         350             247,625
   Sr. Sub. Notes                                              B3            10.375       1/15/11         100             101,000
Voicestream Wireless Corp.,
   Sr. Disc. Notes, Zero Coupon (until 11/15/04)               B2           Zero         11/15/09         715(a)          546,975
   Sr. Notes                                                   B2            10.375      11/15/09         485(a)          540,775
Williams Communications Group,
   Sr. Notes                                                   B2            10.70        10/1/07         100              91,750
   Sr. Notes                                                   B2            10.875       10/1/09         400(a)          355,000
   Sr. Notes                                                   B2            11.875        8/1/10       1,000             917,500
Worldwide Fiber, Inc., Sr. Notes                               B3            12.00         8/1/09          80              64,800
                                                                                                                      -----------
                                                                                                                       18,100,661
------------------------------------------------------------------------------------------------------------------------------
Transportation--0.2%
American Commercial Lines LLC, Sr. Notes                       B1            10.25        6/30/08         195(a)          130,650
------------------------------------------------------------------------------------------------------------------------------
Wholesale--0.3%
Core-Mark International, Inc., Sr. Sub. Notes                  B3            11.375       9/15/03         245             232,750
                                                                                                                      -----------
Total corporate bonds (cost $82,431,756)                                                                               79,481,327
                                                                                                                      -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

Description                           Shares       Value  (Note 1)
------------------------------------------------------------------
COMMON STOCKS(c)--0.9%
PSF Group Holdings, Inc., Class A       279        $      418,860
Purina Mills, Inc.                   20,939               181,907
Star Gas Partners LP                    308                 5,595
UnitedGlobalCom, Inc., Class A            2                    32
                                                   --------------
Total common stocks
  (cost $1,460,414)                                       606,394
                                                   --------------
PREFERRED STOCKS--3.0%
CSC Holdings, Inc.,
   11.125%, Payment in Kind           2,658               292,380
   11.125%, Payment in Kind              42               451,500
InterAct Systems, Inc., Ser. B,       1,100(c)
  14.00%                                                       11
Nextel Communications, Inc., Ser.
  E, 11.25%, Payment in Kind            206               175,100
Premcor USA, Inc., 11.50%               139                27,800
Primedia, Inc.,
   Ser. D, 10.00%                     1,485               130,680
   Ser. H, 8.625%                     3,000               249,000
Sinclair Broadcast Group, Inc.,
  11.625%, Payment in Kind            5,000 (a)           450,000
Viasystems Group, Inc., Ser. B,      12,682 (c)
  8.00%                                                   228,269
                                                   --------------
Total preferred stocks
  (cost $2,386,737)                                     2,004,740

Description                          Warrants      Value  (Note 1)
------------------------------------------------------------------
                                                  --------------
WARRANTS(c)--0.2%
Cellnet Data Systems, Inc.,
  expiring 9/15/07                    2,029        $           20
Delta Financial Corp., expiring
  12/22/10                            1,696                     0
Intelcom Group, Inc., expiring        9,900
  9/15/05                                                      99
InterAct Electronic Marketing,
  Inc., expiring 12/15/09             1,100                    11
InterAct Systems, Inc., expiring      1,100
  8/1/03                                                       11
MGC Communications, Inc.,
  expiring 1/1/49                       200                13,000
Pagemart Nationwide, Inc.,
  expiring 12/31/03                   4,600                 2,300
R & B Falcon Corp., expiring             75
  5/1/09                                                   37,500
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08                      140                   210
Tellus Corp.,                         4,049                69,318
XM Satellite Radio, Inc.,
  expiring 3/3/09                       150                     0
                                                   --------------
Total warrants (cost $102,056)                            122,469
                                                   --------------
Total long-term investments
  (cost $86,380,963)                                   82,214,930
                                                   --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of
February 28, 2001 (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                    Principal
                                                                           Interest     Maturity     Amount             Value
Description                                                                  Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.2%
Joint Repurchase Agreement Account
   (cost $2,137,000; Note 4)                                                  5.38%        3/1/01   $  2,137         $  2,137,000
                                                                                                                     ------------
Total Investments--126.3%
(cost $88,517,963; Note 4)                                                                                             84,351,930
Liabilities in excess of other assets--(26.3)%                                                                        (17,565,846)
                                                                                                                     ------------
Net Assets--100%                                                                                                     $ 66,786,084
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) Total or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities--$37,555,602; (Note 5).
(b) Issuer in default on interest payment, non-income producing security.
(c) Non-income producing securities.
(d) US $ Denominated Bonds-Foreign Issuers.
NR--Not rated by Moody's or Standard & Poor's.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

THE HIGH YIELD INCOME FUND, INC.                THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities (Unaudited)
------------------------------------------------------------

Assets                                          February 28, 2001
Investments, at value (cost $88,517,963).....      $84,351,930
Interest and dividend receivable.............        1,735,589
Receivable for investments sold..............          950,623
Prepaid expenses and other assets............            1,211
                                                -----------------
   Total assets..............................       87,039,353
                                                -----------------
Liabilities
Loan payable (Note 5)........................       18,000,000
Payable for investments purchased............        1,933,083
Loan interest payable........................           91,469
Accrued expenses.............................           82,502
Deferred directors' fees.....................           64,049
Dividends payable............................           39,563
Management fee payable.......................           35,919
Payable to custodian.........................            6,684
                                                -----------------
   Total liabilities.........................       20,253,269
                                                -----------------
Net Assets...................................      $66,786,084
                                                -----------------
                                                -----------------
Net assets were comprised of:
   Common stock, at par......................      $   113,257
   Paid-in capital in excess of par..........       88,807,737
                                                -----------------
                                                    88,920,994
   Undistributed net investment income.......           42,483
   Accumulated net realized loss on
      investments............................      (18,011,360)
   Net unrealized depreciation on
      investments............................       (4,166,033)
                                                -----------------
Net assets, February 28, 2001................      $66,786,084
                                                -----------------
                                                -----------------
Net asset value and redemption price per
   share
   ($66,786,084 / 11,325,744 shares of common
   stock issued and outstanding).............            $5.90
                                                -----------------
                                                -----------------

THE HIGH YIELD INCOME FUND, INC.                THE HIGH YIELD INCOME FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six Months
                                                      Ended
Net Investment Income                           February 28, 2001
Income
   Interest..................................      $ 4,525,704
   Dividends.................................           49,779
                                                -----------------
                                                     4,575,483
                                                -----------------
Expenses
   Management fee............................          226,339
   Custodian's fees and expenses.............           84,000
   Transfer agent's fees and expenses........           21,000
   Audit fee.................................           15,000
   Reports to shareholders...................           15,000
   Registration fees.........................           14,000
   Directors' fees and expenses..............            7,000
   Legal fees and expenses...................            3,000
   Miscellaneous.............................            2,976
                                                -----------------
      Total operating expenses...............          388,315
   Loan interest expense (Note 5)............          707,214
                                                -----------------
      Total expenses.........................        1,095,529
                                                -----------------
Net investment income........................        3,479,954
                                                -----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized loss on investment
   transactions..............................       (3,374,915)
Net change in net unrealized depreciation on
   investments...............................        1,377,657
                                                -----------------
Net loss on investments......................       (1,997,258)
                                                -----------------
Net Increase in Net Assets
Resulting from Operations....................      $ 1,482,696
                                                -----------------
                                                -----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows (Unaudited)
------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                   February 28,
Increase (Decrease) in Cash                            2001
Cash flows provided from (used in) operating
   activities:
   Interest and dividends received (excluding
      discount amortization of $746,734)........   $  3,951,883
   Operating expenses paid......................       (465,183)
   Loan interest paid...........................       (755,532)
   Maturities of short-term portfolio
      investments, net..........................      2,179,000
   Purchases of long-term portfolio
      investments...............................    (29,629,475)
   Proceeds from disposition of long-term
      portfolio investments.....................     31,069,952
   Prepaid expenses.............................            369
                                                   ------------
   Net cash provided from operating
      activities................................      6,351,014
                                                   ------------
Cash flows used for financing activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $39,232)..................     (3,358,676)
   Loan decrease................................     (3,000,000)
                                                   ------------
Net decrease in cash............................         (7,662)
Cash at beginning of period.....................            978
                                                   ------------
Cash at end of period...........................   $     (6,684)
                                                   ------------
                                                   ------------
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from (used in) Operating
Activities
Net increase in net assets resulting from
   operations...................................   $  1,482,696
                                                   ------------
Decrease in investments.........................      1,797,673
Net realized loss on investment transactions....      3,374,915
Net change in net unrealized depreciation on
   investments..................................     (1,377,657)
Decrease in interest and dividends receivable...        123,133
Decrease in receivable for investment sold......        139,488
Decrease in prepaid expenses and other assets...            369
Increase in payable for investments purchased...        935,583
Decrease in accrued expenses and other
   liabilities..................................       (125,186)
                                                   ------------
   Total adjustments............................      4,868,318
                                                   ------------
Net cash provided from operating activities.....   $  6,351,014
                                                   ------------
                                                   ------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                       Six Months        Year
                                         Ended           Ended
Increase (Decrease)                   February 28,    August 31,
in Net Assets                             2001           2000
Operations
   Net investment income............  $  3,479,954    $ 7,134,254
   Net realized loss on investment
      transactions..................    (3,374,915)    (4,260,456)
   Net change in net unrealized
      depreciation of investments...     1,377,657     (1,714,976)
                                      ------------    -----------
   Net increase in net assets
      resulting from operations.....     1,482,696      1,158,822
Dividends paid to shareholders
   from net investment income.......    (3,395,586)    (7,171,744)
Distributions to shareholders in
   excess of net investment
   income...........................            --        (41,885)
Return of capital distributions.....            --       (255,417)
Net asset value of shares issued to
   shareholders in reinvestment of
   dividends........................        39,232        109,445
                                      ------------    -----------
Total decrease......................    (1,873,658)    (6,200,779)
Net Assets
Beginning of period.................    68,659,742     74,860,521
                                      ------------    -----------
End of period(a)....................  $ 66,786,084    $68,659,742
                                      ------------    -----------
                                      ------------    -----------
---------------
(a) Includes undistributed net
    investment income of............  $     42,483    $        --
                                      ------------    -----------
                                      ------------    -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Notes to Financial Statements (Unaudited)       THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
The High Yield Income Fund, Inc. (the 'Fund') was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund's primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or nonrated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund's custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund's purchase commitments with respect to certain investments.

The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ('restricted securities').

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of Assets and Liabilities.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of three elements: stated coupon rate, original issue discount and market discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions at least annually of net capital gains, if any. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the
--------------------------------------------------------------------------------
                                       19

Notes to Financial Statements (Unaudited)       THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.
PIFM and PIC are wholly indirect, owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2001 aggregated $30,565,058 and $30,930,447, respectively.

The cost basis of investments for federal income tax purposes at February 28, 2001 was $88,525,286 and net unrealized depreciation for federal income tax purposes was $4,173,356 (gross unrealized appreciation--$2,959,790; gross unrealized depreciation--$7,133,146.

For federal income tax purposes, the Fund has a capital loss carryforward as of August 31, 2000 of approximately $10,530,600 of which $263,000 expires in 2003, $5,569,500 expires in 2004, $1,361,400 in 2007 and $3,336,700 in 2008. In
addition, the Fund will elect to treat net capital losses of approximately $4,073,100 incurred in the ten month period ended August 31, 2000 as having been incurred in the following fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts.

------------------------------------------------------------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collaterialized by U.S. Treasury or federal agency obligations. As of February 28, 2001, the Fund had a 0.36% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $2,137,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor was as follows:
ABN AMRO Incorporated, 5.38%, in the principal amount of $55,000,000, repurchase price $55,008,219, due 3/1/01. The value of the collateral including accrued interest was $56,100,264.

Bear, Stearns & Co. Inc., 5.38%, in the principal amount of $195,729,000, repurchase price $195,758,250, due 3/1/01. The value of the collateral including accrued interest was $199,966,759.

Salomon Smith Barney Inc., 5.38%, in the principal amount of $150,000,000, repurchase price $150,022,416, due 3/1/01. The value of the collateral including accrued interest was $153,001,224.

UBS Warburg, 5.38%, in the principal amount of $195,852,000, repurchase price $195,881,268, due 3/1/01. The value of the collateral including accrued interest was $199,770,758.

------------------------------------------------------------
Note 5. Borrowings
The Fund has approved a $25,000,000 uncommitted line of credit with State Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.

The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the six months ended February 28, 2001 was $19,209,945 and $21,000,000 respectively, at a weighted average interest rate of 7.32%.

------------------------------------------------------------
Note 6. Capital
There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 28, 2001.
During the six months ended February 28, 2001 and the fiscal year ended August 31, 2000, the Fund issued 6,628 and 16,671 shares, respectively, in connection with the reinvestment of dividends.

------------------------------------------------------------
Note 7. Dividends and Distributions
On March 1 and April 1, 2001 the Board of Directors of the Fund declared dividends of $.050 per share payable on March 30 and April 30, respectively, to shareholders of record on March 15 and April 16, 2001, respectively.
--------------------------------------------------------------------------------
                                       20

Financial Highlights (Unaudited)                THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                         Six Months
                                                           ended                          Year Ended August 31,
                                                        February 28,     -------------------------------------------------------
                                                            2001          2000        1999        1998        1997        1996
                                                            ------       -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(a).............      $   6.07       $  6.62     $  6.91     $  7.58     $  7.24     $  7.12
                                                            ------       -------     -------     -------     -------     -------
Net investment income...............................           .30           .63         .71         .74         .74         .77
Net realized and unrealized gain (loss) on
   investments......................................          (.17)         (.52)       (.28)       (.69)        .35         .16
                                                            ------       -------     -------     -------     -------     -------
   Total from investment operations.................           .13           .11         .43         .05        1.09         .93
                                                            ------       -------     -------     -------     -------     -------
Dividends paid to shareholders from net investment
   income...........................................          (.30)         (.64)       (.72)       (.72)       (.74)       (.77)
Distributions to shareholders in excess of net
   investment income................................            --            --(c)       --          --        (.01)         --
Return of capital distributions.....................            --          (.02)         --          --          --        (.04)
                                                            ------       -------     -------     -------     -------     -------
   Total dividends and distributions................          (.30)         (.66)       (.72)       (.72)       (.75)       (.81)
                                                            ------       -------     -------     -------     -------     -------
Net asset value, end of period(a)...................      $   5.90       $  6.07     $  6.62     $  6.91     $  7.58     $  7.24
                                                            ------       -------     -------     -------     -------     -------
                                                            ------       -------     -------     -------     -------     -------
Market price per share, end of period(a)............      $   6.12       $  5.69     $  6.81     $  6.38     $  7.81     $  7.75
                                                            ------       -------     -------     -------     -------     -------
                                                            ------       -------     -------     -------     -------     -------
TOTAL INVESTMENT RETURN(b)..........................         13.78%        (5.98)%     18.55%     (10.19)%     11.47%       8.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $ 66,786       $68,660     $74,861     $77,632     $84,581     $80,174
Average net assets (000)............................      $ 65,126       $71,239     $77,389     $85,511     $81,788     $79,408
Ratio of expenses to average net assets.............          3.39%(d)      2.95%       2.69%       2.64%       2.79%       2.89%
Ratio of net investment income to average net
   assets...........................................         10.78%(d)     10.01%      10.36%       9.64%      10.04%      10.62%
Portfolio turnover rate.............................            39%           88%         85%         73%         82%         97%
Asset coverage......................................           471%          427%        474%        488%        526%        501%
Total debt outstanding at period-end (000)..........      $ 18,000       $21,000     $20,000     $20,000     $20,000     $20,000

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtainable under the Fund's dividend reinvestment plan. This amount does not reflect brokerage commissions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     21

Other Information (Unaudited)                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
At an annual shareholder meeting held on December 1, 2000, shareholders elected David R. Odenath, Jr., Nancy H. Teeters and Louis A. Weil III as Class I Directors of the Fund. Shareholders also approved the selection of PricewaterhouseCoopers LLP as the independent certified public accountants for the Fund for the fiscal year ending August 31, 2001. The results of the matters voted upon were as follows:

                                                                  Number of Shares
                                        ---------------------------------------------------------------------
                                                              Withheld
                                           For               Authority             Against            Abstain
                                        ---------            ----------            -------            -------
Election of David R. Odenath, Jr.       9,667,077              230,606
Election of Nancy H. Teeters            9,634,163              263,520
Election of Louis A. Weil III           9,660,514              237,169
Selection of PricewaterhouseCoopers
LLP                                                                                 96,982             68,510

Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan). Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholders of record (or, if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.

State Street Bank and Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at a price equal to net asset value but not less than 95% of the market price. If net asset value exceeds the market price of Shares on the payment date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.
The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent, State Street Bank & Trust Company, P.O. Box 8200, Boston, MA 02266-8200.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     22

            Directors
            Eugene C. Dorsey
            Delayne Dedrick Gold
            Robert F. Gunia
            Thomas T. Mooney
            Stephen P. Munn
            David R. Odenath, Jr.
            Richard A. Redeker
            Judy A. Rice
            Nancy H. Teeters
            Louis A. Weil, III

            Officers
            David R. Odenath, Jr., President
            Robert F. Gunia, Vice President
            Judy A. Rice, Vice President
            Grace C. Torres, Treasurer
            Deborah A. Docs, Secretary
            William V. Healey, Assistant Secretary

            Manager
            Prudential Investments Fund Management LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Investment Adviser
            Prudential Investment Management Inc.
            Prudential Plaza
            Newark, NJ 07102

            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            Independent Accountants
            PricewaterhouseCoopers LLP
            1177 Avenue of the Americas
            New York, NY 10036

            Legal Counsel
            Swidler Berlin Shereff Friedman, LLP
            The Chrysler Building
            405 Lexington Avenue
            New York, NY 10174

               This report is for stockholder information. This is not a
            prospectus intended for use in the purchase or sale of fund shares.

                              The High Yield Income Fund, Inc.
                                    Gateway Center Three
                                    100 Mulberry Street
                                   Newark, NJ 07102-4077
                                  Toll free (800) 451-6788

               The views expressed in this report and information about the
            Fund's holdings are for the period covered by this report and are subject to change thereafter.

               The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.

                          The Prudential Insurance Company of America
                                      751 Broad Street
                                      Newark, NJ 07102
            429904105